Overview and Summary of Significant Accounting Policies - Warrant Liabilities (Details)		3 Months Ended		9 Months Ended	12 Months Ended
	Feb. 10, 2023 $ / shares shares	Mar. 31, 2023 USD ($) shares	Mar. 31, 2022 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares
Derivative Instruments, Gain (Loss) [Line Items]
Recapitalization exchange ratio	0.4887
Common stock, shares outstanding (in shares)		50,693,308			6,231,947	9,184,092
Gain on change in fair value of warrant liabilities | $		$ (1,390,000)	$ 0	$ (6,104,920)	$ (396,000)	$ 0
Warrant [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain on change in fair value of warrant liabilities | $		$ (1,400,000)	$ 0
New Movella Common Stock [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Issuance of common stock upon conversion (in shares)	266,880
Public And Private Warrant [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Exercise price of warrants (in dollars per share) | $ / shares	$ 11.5
Public And Private Warrant [Member] | New Movella Common Stock [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Common stock, shares outstanding (in shares)	1
Public Warrants [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Warrants outstanding (in shares)	6,500,000
Private Warrants [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Warrants outstanding (in shares)	4,250,000
Legacy Movella Warrants [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Warrants outstanding (in shares)	596,435
Legacy Movella Common Stock [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Warrants outstanding (in shares)	546,056